OTHER LONG-TERM LIABILITIES - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement and Curtailment Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap_GeneralAndAdministrativeExpense, us-gaap_ResearchAndDevelopmentExpense, us-gaap_SellingAndMarketingExpense
Defined Benefit Retirement Indemnity Plans, France [Member]
Projected Benefit obligations at beginning of year	€ 1,080	€ 1,111	€ 969
Service cost	84	90	88
Interest cost	11	6	9
Actuarial (gain) or loss	(241)	(72)	46
Amortization of net prior service cost			1
Benefits paid		(56)
Projected Benefit obligations at end of year	934	1,080	1,111
Unrecognized actuarial (gain) loss	(219)	22	94
Unrecognized prior service cost	14	16	17
Accrued pension cost	934	1,080
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Projected Benefit obligations at beginning of year	1,302	1,310	1,230
Service cost	112	120	123
Interest cost	7	7	7
Amortization of net loss			1
Actuarial (gain) or loss	(30)		(1)
Benefits paid	(75)	(97)	(5)
Exchange rate impact	(95)	(39)	(44)
Projected Benefit obligations at end of year	1,219	1,302	1,310
Unrecognized actuarial (gain) loss	86	126	€ 130
Accrued pension cost	€ 1,219	€ 1,302